Revenue Recognition	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue Recognition	REVENUE RECOGNITION
Disaggregation of Revenue
The following tables provide details of revenue by major products/service offerings and revenue by geography.
Revenue by Major Products/Service Offerings

($ in millions)
For the year ended December 31:	2023	2022	2021
Hybrid Platform & Solutions	$18,693	$17,866	$17,036
Transaction Processing	7,615	7,171	6,390
Total Software	$26,308	$25,037	$23,426
Business Transformation	$9,179	$8,834	$8,284
Application Operations	6,958	6,508	6,095
Technology Consulting	3,849	3,765	3,466
Total Consulting	$19,985	$19,107	$17,844
Hybrid Infrastructure	$9,215	$9,451	$8,167
Infrastructure Support	5,377	5,837	6,021
Total Infrastructure	$14,593	$15,288	$14,188
Financing (1)	$741	$645	$774
Other	$233	$453	$1,119
Total Revenue	$61,860	$60,530	$57,350
(1)    Contains lease and loan financing arrangements which are not subject to the guidance on revenue from contracts with customers.
Revenue by Geography

($ in millions)
For the year ended December 31:	2023	2022	2021
Americas	$31,666	$31,057	$28,299
Europe/Middle East/Africa	18,492	17,950	17,447
Asia Pacific	11,702	11,522	11,604
Total	$61,860	$60,530	$57,350
Remaining Performance Obligations
The remaining performance obligation (RPO) disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the company expects to recognize these amounts in revenue. It is intended to be a statement of overall work under contract that has not yet been performed and does not include contracts in which the customer is not committed, such as certain as-a-Service, governmental, term software license and services offerings. The customer is not considered committed when they are able to terminate for convenience without payment of a substantive penalty. The disclosure includes estimates of variable consideration, except when the variable consideration is a sales-based or usage-based royalty promised in exchange for a license of intellectual property. Additionally, as a practical expedient, the company does not include contracts that have an original duration of one year or less. RPO estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, periodic revalidations, adjustment for revenue that has not materialized and adjustments for currency.
At December 31, 2023, the aggregate amount of the transaction price allocated to RPO related to customer contracts that are unsatisfied or partially unsatisfied was approximately $60 billion, of which approximately 70 percent is expected to be recognized as revenue in the subsequent two years, approximately 27 percent in the subsequent three to five years, and the balance thereafter.
Revenue Recognized for Performance Obligations Satisfied (or Partially Satisfied) in Prior Periods
For the year ended December 31, 2023, revenue was reduced by $16 million for performance obligations satisfied or partially satisfied in previous periods mainly due to changes in estimates on contracts with cost-to-cost measures of progress. Refer to note A, “Significant Accounting Policies,” for additional information on these contracts and estimates of costs to complete.
Reconciliation of Contract Balances
The following table provides information about notes and accounts receivable—trade, contract assets and deferred income balances.

($ in millions)
At December 31:	2023	2022
Notes and accounts receivable — trade (net of allowances of $192 in 2023 and $233 in 2022)	$7,214	$6,541
Contract assets (1)	505	464
Deferred income (current)	13,451	12,032
Deferred income (noncurrent)	3,533	3,499
(1)    Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.
The amount of revenue recognized during the year ended December 31, 2023 that was included within the deferred income balance at December 31, 2022 was $10.5 billion and primarily related to services and software.
The following table provides roll forwards of the notes and accounts receivable—trade allowance for expected credit losses for the years ended December 31, 2023 and 2022.

($ in millions)
January 1, 2023	Additions/(Releases)	Write-offs	Foreign currency and Other	December 31, 2023
$233	$32	$(79)	$6	$192

January 1, 2022	Additions/(Releases)	Write-offs	Foreign currency and Other	December 31, 2022
$218	$59	$(31)	$(14)	$233
The contract assets allowance for expected credit losses was not material in the years ended December 31, 2023 and 2022.
Deferred Costs

($ in millions)
At December 31:	2023	2022
Capitalized costs to obtain a contract	$686	$563
Deferred costs to fulfill a contract
Deferred setup costs	399	456
Other deferred fulfillment costs	755	814
Total deferred costs (1)	$1,841	$1,833
(1)    Of the total deferred costs, $998 million was current and $842 million was noncurrent at December 31, 2023 and $967 million was current and $866 million was noncurrent at December 31, 2022.
The amount of total deferred costs amortized during the year ended December 31, 2023 was $1,493 million and there were no material impairment losses incurred. Refer to note A, “Significant Accounting Policies,” for additional information on deferred costs to fulfill a contract and capitalized costs of obtaining a contract.